Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining Period	$ 32,907
Year one	131,629	$ 241,227
Year two	131,629	180,477
Year three	131,629	180,477
Year four	131,629	180,477
Year five		180,477
Thereafter	65,813	158,572
Total	$ 625,236	$ 1,121,707